UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Bentley Capital Management, LLC
Address:  520 Madison Avenue
          New York, New York  10022

13F File Number:  028-3093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gerald Levine
Title:  CEO
Phone:  (212) 583-8880


Signature, Place and Date of Signing:

/s/ Gerald Levine               New York, New York             November 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
           NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         69
Form 13F Information Table Value Total:         $47,411
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                NONE

                                                    BENTLEY CAPITAL MANAGEMENT
                                                    FORM 13F INFORMATION TABLE
                                                           September 30, 2003

        NAME OF ISSUER         TITLE OF CLASS     CUSIP      VALUE(K) SH/P AMT S/P P/C  INV DSC MANAGERS   SOLE   SHARED   NONE
AES CORP                       COMMON           00130H105      667     89900   SH       SOLE               89900     0        0
ABGENIX INC                    COMMON           00339B107      290     20000   SH       SOLE               20000     0        0
AIRSPAN NETWORKS INC           COMMON           00950H102      230    100000   SH       SOLE              100000     0        0
AMTECH SYS INC                 COM PAR $0.01N   032332504      130     25000   SH       SOLE               25000     0        0
APACHE CORP                    COMMON           037411105     1387     20000   SH       SOLE               20000     0        0
APPLIED MOLECULAR EVOLUT       COMMON           03823E108      858    100200   SH       SOLE              100200     0        0
ASHANTI GOLDFIELDS LTD         GLOB DEP RCPT    043743202     1045    100000   SH       SOLE              100000     0        0
BARR LABS INC                  COMMON           068306109      682     10000   SH       SOLE               10000     0        0
BEMA GOLD CORP                 COMMON           08135F107      255    100000   SH       SOLE              100000     0        0
BENTLEY PHARMACEUTICALS INC    COMMON           082657107      413     25400   SH       SOLE               25400     0        0
BEST BUY INC                   COMMON           086516101      879     18500   SH       SOLE               18500     0        0
BIOVAIL CORP                   COMMON           09067J109      334      9000   SH       SOLE                9000     0        0
BOSTON SCIENTIFIC CORP         COMMON           101137107     1863     29200   SH       SOLE               29200     0        0
BRISTOL MYERS SQUIBB CO        COMMON           110122108      616     24000   SH       SOLE               24000     0        0
C COR NET CORP                 COMMON           125010108      231     35000   SH       SOLE               35000     0        0
CAMBIOR INC                    COMMON           13201L103      277    100000   SH       SOLE              100000     0        0
CAPTIVA SOFTWARE CORP DE       COMMON           14073T109      150     20000   SH       SOLE               20000     0        0
CELGENE CORP                   COMMON           151020104     1884     43500   SH       SOLE               43500     0        0
CENDANT CORP                   COMMON           151313103      561     30000   SH       SOLE               30000     0        0
CHESAPEAKE ENERGY CORP         COMMON           165167107      593     55000   SH       SOLE               55000     0        0
CITIGROUP INC                  COMMON           172967101     2184     48000   SH       SOLE               48000     0        0
CITY TELECOM H K LTD           SPONSORED ADR    178677209      419     60000   SH       SOLE               60000     0        0
CONCEPTUS INC                  COMMON           206016107     2063    157500   SH       SOLE              157500     0        0
EXTENDED SYSTEMS INC           COMMON           301973103      190     50000   SH       SOLE               50000     0        0
GENUS INC                      COMMON           372461103      620    150000   SH       SOLE              150000     0        0
GLENAYRE TECHNOLOGIES INC      COMMON           377899109      111     50000   SH       SOLE               50000     0        0
GOLDEN STAR RES LTD CDA        COMMON           38119T104       42     10000   SH       SOLE               10000     0        0
GREENBRIER COS INC             COMMON           393657101      578     42800   SH       SOLE               42800     0        0
HARRIS & HARRIS GROUP INC      COMMON           413833104      114     15000   SH       SOLE               15000     0        0
HILLENBRAND INDS INC           COMMON           431573104      959     17000   SH       SOLE               17000     0        0
ICN PHARMACEUTICALS INC NEW    COMMON           448924100      429     25000   SH       SOLE               25000     0        0
IEC ELECTRS CORP NEW           COMMON           44949L105       55     50000   SH       SOLE               50000     0        0
I-FLOW CORP                    COM NEW          449520303      138     13000   SH       SOLE               13000     0        0
IBIS TECHNOLOGY CORP           COMMON           450909106      210     17650   SH       SOLE               17650     0        0
IAMGOLD CORP                   COMMON           450913108      621    100000   SH       SOLE              100000     0        0
KINROSS GOLD CORP              COM NEW          496902206     2238    300000   SH       SOLE              300000     0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207      360     27900   SH       SOLE               27900     0        0
MATRIX SVC CO                  COMMON           576853105      210     11800   SH       SOLE               11800     0        0
MCMORAN EXPLORATION CO         COMMON           582411104      123     11700   SH       SOLE               11700     0        0
MENS WEARHOUSE INC             COMMON           587118100      795     31000   SH       SOLE               31000     0        0
MIRAMAR MINING CORP            COMMON           60466E100      551    330000   SH       SOLE              330000     0        0
MOBILITY ELECTRONICS INC       COMMON           60741U101     3445    438900   SH       SOLE              438900     0        0
NETOPIA INC                    COMMON           64114K104      683    100000   SH       SOLE              100000     0        0
NETSMART TECHNOLOGIES INC      COM NEW          64114W306      175     20000   SH       SOLE               20000     0        0
NEWMONT MINING CORP            COMMON           651639106     1376     35200   SH       SOLE               35200     0        0
NORTHFIELD LABS INC            COMMON           666135108      808    120000   SH       SOLE              120000     0        0
PMA CAP CORP                   CL A             693419202      752     60000   SH       SOLE               60000     0        0
PRAECIS PHARMACEUTICALS INC    COMMON           739421105      338     50000   SH       SOLE               50000     0        0
QUANTUM FUEL SYS TECH WORLDW   COMMON           74765E109      338     50000   SH       SOLE               50000     0        0
RED HAT INC                    COMMON           756577102      450     45000   SH       SOLE               45000     0        0
RITE AID CORP                  COMMON           767754104      593    115000   SH       SOLE              115000     0        0
ROSS STORES INC                COMMON           778296103      997     21500   SH       SOLE               21500     0        0
SHIRE PHARMACEUTICALS GRP PL   SPONSORED ADR    82481R106      453     20500   SH       SOLE               20500     0        0
SIGMA DESIGNS INC              COMMON           826565103     1403    162200   SH       SOLE              162200     0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      162     15000   SH       SOLE               15000     0        0
TYCO INTL LTD NEW              COMMON           902124106      245     12000   SH       SOLE               12000     0        0
UNISYS CORP                    COMMON           909214108      419     31000   SH       SOLE               31000     0        0
VERILINK CORP                  COMMON           923432108      340     95000   SH       SOLE               95000     0        0
WEBEX COMMUNICATIONS INC       COMMON           94767L109      717     38000   SH       SOLE               38000     0        0
XM SATELLITE RADIO HLDGS       CL A             983759101      388     25000   SH       SOLE               25000     0        0
YELLOW CORP                    COMMON           985509108      298     10000   SH       SOLE               10000     0        0
ICOS VISION SYS CORP N V       ORD              B49233107      216     21730   SH       SOLE               21730     0        0
XOMA LTD                       ORD              G9825R107      423     56500   SH       SOLE               56500     0        0
ALVARION LTD                   SHS              M0861T100      321     50000   SH       SOLE               50000     0        0
LANOPTICS LTD                  ORD              M6706C103      440     50000   SH       SOLE               50000     0        0
METALINK LTD                   ORD              M69897102     1529    301000   SH       SOLE              301000     0        0
OPTIBASE LTD                   ORD              M7524R108      167     30000   SH       SOLE               30000     0        0
BANCO LATINOAMERICANO DE EXP   CL E             P16994132     1292    107678   SH       SOLE              107678     0        0
GENERAL MARITIME CORP          SHS              Y2692M103     2288    200000   SH       SOLE              200000     0        0
